INTANGIBLE ASSET (Details Textual) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Computer Software, Intangible Asset [Member]	Sep. 30, 2011 Computer Software, Intangible Asset [Member]	Sep. 30, 2012 Patents [Member]	Sep. 30, 2011 Patents [Member]	Sep. 30, 2012 Patents [Member] Minimum [Member]	Sep. 30, 2012 Patents [Member] Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years				9 years	14 years
Amortization of Intangible Assets	$ 9,625	$ 12,616	$ 5,500	$ 0	$ 0